Stockholders' Equity - Long-Term Incentive Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Sep. 14, 2018
Stockholders Equity Note [Line Items]
Anti-dilutive securities excluded from determination of diluted earnings per common share	2,300,000	2,200,000	0
Merger costs	$ 30.6
Number of shares received for each share of former parent entity				400,000
Number of Shares of Former Parent Used in Share Distribution Calculation				1,000,000
Accelerated Vesting, Sale of Former Parent Company
Stockholders Equity Note [Line Items]
Share based compensation	10.7
Revolving Credit Facility
Stockholders Equity Note [Line Items]
Revolving credit facility	100.0	$ 100.0
Senior Secured Notes 11.5 Percent Due 2025
Stockholders Equity Note [Line Items]
Principle amount	250.0	250.0
Selling, general and administrative expenses
Stockholders Equity Note [Line Items]
Merger costs		30.2	$ 3.3
Share based compensation	$ 18.2	$ 23.5	$ 12.5
Minimum
Stockholders Equity Note [Line Items]
Restricted stock and restricted stock unit grants, vesting period	3 years
Maximum
Stockholders Equity Note [Line Items]
Restricted stock and restricted stock unit grants, vesting period	4 years
Restricted Stock
Stockholders Equity Note [Line Items]
Unrecognized compensation cost	$ 51.4
Restricted stock units granted	617,500	2,480,300
Restricted stock units forfeited	90,300	16,600
Outstanding restricted stock units	2,364,700	2,466,200	256,700
Restricted Stock | Accelerated Vesting, Sale of Former Parent Company
Stockholders Equity Note [Line Items]
Share based compensation	$ 10.7